Schedule of investments
Macquarie Tax-Free Oregon Fund	March 31, 2025 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 98.33%
Education Revenue Bonds — 5.57%
Oregon State Facilities Authority Revenue
(Metro East Web Academy Project)
Series A 144A 5.00% 6/15/39 #	500,000	$ 481,655
Series A 144A 5.00% 6/15/49 #	500,000	458,430
(Willamette University Projects) Series A 4.00% 10/1/51	500,000	401,275
Oregon State University Revenue
Series A 4.25% 4/1/52	750,000	723,173
University of Oregon General Revenue
Series A 3.50% 4/1/52 (BAM)	1,000,000	824,870
		2,889,403
Electric Revenue Bonds — 3.76%
City of Eugene, Oregon Electric Utility System Revenue
5.00% 8/1/49	1,000,000	1,052,670
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery) Series A 5.00% 10/1/44	250,000	254,510
Puerto Rico Electric Power Authority Revenue
Series A 6.75% 7/1/36 ‡	240,000	133,800
Series TT 5.00% 7/1/32 ‡	380,000	211,850
Series XX 5.25% 7/1/40 ‡	535,000	298,263
		1,951,093
Healthcare Revenue Bonds — 17.60%
Astoria Hospital Facilities Authority Revenue
(Columbia Memorial Hospital Project) 5.25% 8/1/54	1,000,000	1,023,650
City of Medford, Oregon Hospital Facility Authority Revenue
(Asante Projects) Series A 3.00% 8/15/50 (AGM)	1,000,000	728,260
Clackamas County Hospital Facility Authority Revenue
(Rose Villa Project) Series A 5.375% 11/15/55	500,000	487,495
Medford Hospital Facilities Authority Revenue
(Asante Projects) Series A 5.00% 8/15/37	500,000	522,705
Oregon Health & Science University Revenue
(Green Bonds) Series A 4.00% 7/1/51	1,175,000	1,077,111
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Schedule of investments
Macquarie Tax-Free Oregon Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Oregon State Facilities Authority Revenue
(Samaritan Health Services Project)
Series A 5.00% 10/1/40	500,000	$ 507,470
Series A 5.00% 10/1/46	500,000	481,175
Salem, Oregon Hospital Facility Authority Revenue
(Capital Manor Project) 4.00% 5/15/47	865,000	723,261
(Salem Health Projects)
Series A 4.00% 5/15/41	960,000	884,486
Series A 4.00% 5/15/49	310,000	284,766
Series A 5.00% 5/15/39	555,000	577,561
Union County, Oregon Hospital Facility Authority Revenue
(Grande Ronde Hospital Project)
5.00% 7/1/40	100,000	100,484
5.00% 7/1/41	535,000	534,540
5.00% 7/1/47	500,000	488,185
Yamhill County, Oregon Hospital Authority Revenue
(Friendsview) Series A 5.00% 11/15/56	840,000	709,565
		9,130,714
Housing Revenue Bonds — 6.07%
Home Forward Multifamily Housing Revenue
(Gretchen Kafoury Commons) 5.00% 1/1/29	250,000	250,298
Oregon State Housing & Community Services Department Revenue
(Single-Family Mortgage Program)
Series A 4.60% 7/1/44	1,175,000	1,163,426
Series A 4.75% 1/1/49	1,000,000	994,200
Series C 4.55% 1/1/46 (GNMA)	750,000	741,120
		3,149,044
Industrial Development Revenue/Pollution Control Revenue Bond — 1.45%
Children's Trust Fund Revenue, Commonwealth of Puerto Rico
(Tobacco Settlement Asset-Backed) Series A 0.564% 5/15/57 ^	12,000,000	752,280
		752,280
Local General Obligation Bonds — 19.99%
City of Bend, Oregon
5.00% 6/1/54	500,000	524,875
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
City of Boardman, Oregon
(Green Bonds) 2.125% 6/15/45 (BAM)	500,000	$ 296,575
City of Cannon Beach, Oregon
5.00% 6/1/49	500,000	520,945
City of Eugene, Oregon
(Parks & Recreation Facility Projects) Series A 5.00% 6/1/42	335,000	356,631
City of Medford, Oregon
Series A 2.00% 6/1/33	350,000	289,741
City of Newport, Oregon
Series B 12.101% 6/1/29 (AGC) ^	1,225,000	1,059,527
City of Portland, Oregon
(Transportation Projects) Series A 3.00% 10/1/33	300,000	284,037
Clackamas & Washington Counties School District No 3
Series A 1.779% 6/15/35 ^	1,250,000	821,862
Clackamas County School District No. 35 Molalla River, Oregon
5.25% 6/15/54	1,000,000	1,072,650
Deschutes County Administrative School District No. 1 Bend-La Pine, Oregon
4.00% 6/15/45	250,000	239,050
Jackson County School District No. 5 Ashland, Oregon
4.00% 6/15/37	350,000	352,611
Linn County Community School District No. 9 Lebanon, Oregon
5.50% 6/15/27 (NATL)	1,000,000	1,056,710
Multnomah County, Oregon School District No. 1 Portland, Oregon
3.00% 6/15/34	500,000	468,690
Multnomah County, Oregon School District No. 40
Series A 5.157% 6/15/51 ^	5,000,000	1,297,050
Multnomah-Clackamas Counties Centennial School District No. 28JT
4.00% 6/15/38	1,050,000	1,051,323
Washington & Multnomah Counties Beaverton School District No. 48J
Series A 4.478% 6/15/40 ^	750,000	365,775
(Current Interest Bonds) Series B 5.00% 6/15/52	300,000	312,114
		10,370,166
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Schedule of investments
Macquarie Tax-Free Oregon Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds — 16.73%
Commonwealth of Puerto Rico Revenue
1.711% 11/1/51 •	83,673	$ 52,086
3.391% 11/1/43 •	990,097	621,286
(Subordinate) 2.426% 11/1/51 •	976,576	525,642
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	1,160,454	1,134,843
Oregon State Bond Bank Revenue
Series A 5.00% 1/1/32	250,000	253,500
Oregon State Department of Administrative Services Lottery Revenue
(Tax-exempt Projects) Series A 5.00% 4/1/44	1,000,000	1,066,120
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	2,325,000	2,238,766
Series A-1 5.563% 7/1/46 ^	1,255,000	411,740
Series A-1 6.263% 7/1/51 ^	1,939,000	470,789
Tri-County Metropolitan Transportation District of Oregon Revenue
Series A 5.00% 9/1/38	500,000	526,465
(Sustainability Bonds)
Series A 3.00% 9/1/37	405,000	357,036
Series A 4.00% 9/1/41	795,000	780,324
(Unrefunded) Series A 4.00% 9/1/40	245,000	239,434
		8,678,031
State General Obligation Bonds — 3.91%
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/41	250,000	228,905
Series A-1 4.00% 7/1/46	500,000	436,525
Oregon State
(Article XI-Q State Projects) Series A 5.25% 5/1/45	1,000,000	1,073,130
(Higher Education) Series F 5.00% 8/1/43	275,000	289,660
		2,028,220
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds — 12.95%
Oregon State Department of Transportation Revenue
(Senior Lien) Series A 5.25% 11/15/47	1,000,000	$ 1,067,730
(Subordinate)
Series A 4.00% 11/15/38	800,000	800,632
Series A 5.00% 11/15/39	110,000	117,338
Port of Portland Oregon Airport Revenue
Series 28 4.00% 7/1/47 (AMT)	555,000	491,219
Series 28 5.00% 7/1/52 (AMT)	250,000	253,628
(Green Bonds)
5.25% 7/1/41 (AMT)	750,000	793,807
Series 29 5.50% 7/1/53 (AMT)	1,500,000	1,578,780
Series 30A 5.25% 7/1/54 (AMT)	1,000,000	1,032,040
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue
(San Juan Cruise Terminal Project) Series A-3 6.75% 1/1/46 (AMT)	500,000	581,265
		6,716,439
Water & Sewer Revenue Bonds — 10.30%
City of Eugene, Oregon Water Utility System Revenue
5.00% 8/1/41	300,000	319,791
5.00% 8/1/52	500,000	522,460
City of Hermiston, Oregon Water & Sewer System Revenue
5.00% 11/1/34 (AGM)	500,000	500,340
City of Portland, Oregon Sewer System Revenue
(Second Lien)
Series A 5.00% 12/1/42	1,000,000	1,069,850
Series A 5.00% 12/1/47	550,000	578,176
Series A 5.00% 10/1/54	750,000	782,655
Medford Water Commission Revenue
5.00% 7/15/54	500,000	525,535
Tualatin Valley Water District Revenue
5.00% 6/1/54	1,000,000	1,042,070
		5,340,877
Total Municipal Bonds (cost $52,216,139)		51,006,267

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Schedule of investments
Macquarie Tax-Free Oregon Fund   (Unaudited)
	Principal amount°	Value (US $)

Short-Term Investments — 0.39%
Variable Rate Demand Note — 0.39%¤
Oregon State Facilities Authority Refunding Revenue
(PeaceHealth) Series B 3.55% 8/1/34 (LOC - TD Bank, N.A.)	200,000	$ 200,000
Total Short-Term Investments (cost $200,000)		200,000
Total Value of Securities—98.72% (cost $52,416,139)		51,206,267

Receivables and Other Assets Net of Liabilities—1.28%		665,230
Net Assets Applicable to 4,303,353 Shares Outstanding—100.00%		$51,871,497
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2025, the aggregate value of Rule 144A securities was $940,085, which represents 1.81% of the Fund’s net assets.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of March 31, 2025.
Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
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(Unaudited)
Summary of abbreviations: (continued)
GNMA – Government National Mortgage Association
LOC – Letter of Credit
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USD – US Dollar
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